Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 97.2%
Aerospace & Defense – 5.1%
BAE Systems PLC	7,224,100	$102,237,384
General Dynamics Corp	95,096	24,693,578
		126,930,962
Automobiles – 1.2%
Toyota Motor Corp	1,567,900	28,810,079
Banks – 6.0%
BNP Paribas SA	733,014	50,641,691
Erste Group Bank AG	706,932	28,660,882
HDFC Bank Ltd	1,566,996	32,188,796
UniCredit SpA	1,451,559	39,358,853
		150,850,222
Beverages – 2.2%
Heineken NV	248,764	25,245,444
Monster Beverage Corp	534,928	30,817,202
		56,062,646
Biotechnology – 3.4%
Argenx SE (ADR)*	28,883	10,987,960
Ascendis Pharma A/S (ADR)*	131,927	16,616,206
Biohaven Ltd*	379,631	16,248,207
Madrigal Pharmaceuticals Inc*	32,409	7,498,794
Sarepta Therapeutics Inc*	25,979	2,505,155
Vaxcyte Inc*	509,516	31,997,605
		85,853,927
Capital Markets – 2.2%
Morgan Stanley	597,640	55,729,930
Chemicals – 1.4%
Sherwin-Williams Co	109,748	34,230,401
Commercial Services & Supplies – 0.4%
Rentokil Initial PLC	1,902,369	10,686,704
Diversified Financial Services – 1.3%
Mastercard Inc	74,815	31,909,346
Diversified Telecommunication Services – 3.7%
Deutsche Telekom AG	3,822,233	91,762,956
Electronic Equipment, Instruments & Components – 3.6%
Hexagon AB - Class B	4,456,194	53,456,649
Keyence Corp	81,300	35,823,209
		89,279,858
Entertainment – 2.3%
Liberty Media Corp-Liberty Formula One - Series C*	894,802	56,488,850
Hotels, Restaurants & Leisure – 6.0%
Booking Holdings Inc*	7,533	26,721,208
Chipotle Mexican Grill Inc*	32,161	73,550,920
Entain PLC	3,964,808	50,234,645
		150,506,773
Independent Power and Renewable Electricity Producers – 4.4%
Vistra Energy Corp	2,830,963	109,048,695
Insurance – 4.3%
AIA Group Ltd	4,361,600	38,012,203
Beazley PLC	202,057	1,344,163
Dai-ichi Life Holdings Inc	3,264,500	69,282,054
		108,638,420
Interactive Media & Services – 1.6%
Alphabet Inc - Class A*	294,911	41,196,118
Machinery – 1.3%
Deere & Co	32,534	13,009,371
Wabtec Corp	151,041	19,167,103
		32,176,474
Metals & Mining – 3.3%
Teck Resources Ltd	1,965,787	83,103,427
Multiline Retail – 2.5%
Amazon.com Inc*	419,460	63,732,752
Oil, Gas & Consumable Fuels – 6.1%
Canadian Natural Resources Ltd	1,029,969	67,483,569
Marathon Petroleum Corp	574,508	85,234,007
		152,717,576
Personal Products – 1.8%
Unilever PLC	949,646	45,988,872

Shares		Value
Common Stocks– (continued)
Pharmaceuticals – 5.6%
AstraZeneca PLC	397,244	$53,662,466
Merck & Co Inc	449,732	49,029,783
Novo Nordisk A/S (ADR)	247,428	25,596,427
Organon & Co	882,779	12,729,673
		141,018,349
Road & Rail – 1.9%
Full Truck Alliance Co (ADR)*	2,441,097	17,112,090
TFI International Inc	222,624	30,272,411
		47,384,501
Semiconductor & Semiconductor Equipment – 8.6%
ASML Holding NV	76,862	57,835,694
Lam Research Corp	51,715	40,506,291
Taiwan Semiconductor Manufacturing Co Ltd	6,113,000	118,136,190
		216,478,175
Software – 8.3%
Microsoft Corp	400,660	150,664,186
Synopsys Inc*	22,139	11,399,592
Workday Inc - Class A*	163,551	45,149,889
		207,213,667
Specialty Retail – 2.0%
TJX Cos Inc	530,775	49,792,003
Textiles, Apparel & Luxury Goods – 3.6%
LVMH Moet Hennessy Louis Vuitton SE	28,495	23,073,791
Samsonite International SA (144A)*	20,666,700	68,154,956
		91,228,747
Trading Companies & Distributors – 3.1%
Ferguson PLC	398,005	76,842,825
Total Common Stocks (cost $1,722,349,844)		2,435,663,255
Private Placements– 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 2.7%
Money Markets – 2.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $68,950,222)	68,937,971	68,951,759
Total Investments (total cost $1,800,554,613) – 99.9%		2,504,615,014
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,324,617
Net Assets – 100%		$2,505,939,631

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,228,845,243	49.1%
United Kingdom	264,154,234	10.6
Canada	180,859,407	7.2
Japan	133,915,342	5.4
Taiwan	118,136,190	4.7
Hong Kong	106,167,159	4.2
Germany	91,762,956	3.7
Netherlands	83,081,138	3.3
France	73,715,482	2.9
Sweden	53,456,649	2.1
Denmark	42,212,633	1.7
Italy	39,358,853	1.6
India	32,188,796	1.3
Austria	28,660,882	1.1
China	17,112,090	0.7
Belgium	10,987,960	0.4

Total	$2,504,615,014	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$746,105	$(812)	$(4,523)	$68,951,759
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	11,981∆	-	-	-
Total Affiliated Investments - 2.7%	$758,086	$(812)	$(4,523)	$68,951,759

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 2.7%
Money Markets - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	53,372,825	158,055,766	(142,471,497)	68,951,759
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	12,781,962	40,345,011	(53,126,973)	-

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

UBS AG, London Branch:

Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	22,613,060	EUR	$574,221

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Total return swaps:
Average notional amount	$5,653,265

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $68,154,956, which represents 2.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $0, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2023)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2023. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,435,663,255	$-	$-
Private Placements	-	-	0
Investment Companies	-	68,951,759	-
Total Investments in Securities	$2,435,663,255	$68,951,759	$0
Other Financial Instruments(a):
OTC Swaps	-	574,221	-
Total Assets	$2,435,663,255	$69,525,980	$0

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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